BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Short-term Bank Debt [Table Text Block]
	December 31,	December 31,
	2014	2013
Secured short-term loans (1)	$54,767,968	$51,160,152
Unsecured short-term loans (2)	7,819,200	7,693,901
Add: amounts due within one year under long-term loan contracts	97,675	94,279
Total short-term bank loans	$62,684,843	$58,948,33 2

Schedule of Detailed Short-term Bank Debt [Table Text Block]
	December 31,	December 31,
	2014	2013
Secured by IST, iASPEC, Mr. Lin and collateralized by plants	$32,580,000	$32,740,000
Guaranteed by ISIOT	5,701,500	2,455,500
Guaranteed by iASPEC and Mr. Lin	4,048,912	-
Collateralized by land and office buildings and guaranteed by IST	3,258,000	3,274,000
Secured by iASPEC’s trade receivables	1,629,000	-
Secured by Geo's intangible assets	1,466,100	-
Collateralized by land and office buildings and guaranteed by iASPEC and ISIOT	2,443,500	2,455,500
Guaranteed by High-tech Investment Company (i)	814,500	-
Guaranteed by High-tech Investment Company and Mr. Lin (i)	741,195	-
Secured by Zhongtian’s intangible assets	-	523,840
Guaranteed by CNIT and IST	372,422	-
Collateralized by office buildings and guaranteed by iASPEC and Mr.Lin.	-	2,455,500
Guaranteed by iASPEC and IST	-	1,735,220
Secured by ISIOT’s trade receivables and guaranteed by the Company and ISIOT	-	940,667
Secured by Bocom’s trade receivables and guaranteed by the Company	137,165	478,540
Guaranteed by Mr. Lin	-	381,306
Collateralized with restricted cash	439,830	-
Guaranteed byBocom, iASPEC and the Company	1,135,844	-
Secured by ISIOT’s trade receivables and guaranteed by IST	-	2,716,126
Secured by Zhongtian’s trade receivables	-	1,003,953
Total	$54,767,968	$51,160,152

Schedule of Long-term Bank Debt [Table Text Block]
	December 31,	December 31,
	2014	2013
Secured long-term loans	$312,305	$406,826
Less: amounts due within one year under long-term loan contracts	(97,675)	(94,279)
Total long-term bank loans	$214,630	$312,547